Exhibit 99-22

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose
OBX2022J10470			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	XXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
OBX2022J10472	C	A	A	A	C	A	A	A	Closed	finding-47	2021-11-02 22:39	2021-11-04 19:33	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Client provided PCCD showing updated disbursement date of XXX which is one day after the rescission end date of XXX. - Due Diligence Vendor-11/04/2021
Ready for Review-Document Uploaded.  - Seller-11/02/2021
Open-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. - Due Diligence Vendor-10/21/2021	Ready for Review-Document Uploaded. - Seller-11/02/2021	Resolved-Client provided PCCD showing updated disbursement date of XXX which is one day after the rescission end date of XXX. - Due Diligence Vendor-11/04/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.16143026160115684
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 73.2% Is Below The Guideline Maximum Of 90% By Ten Percent (10%) Or More
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 31.1% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 14 Are Greater Than The Guideline Minimum Of 3 By Six (6) Or More Months
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 755 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																									Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 73.2% Is Below the Guideline Maximum Of 90% By Ten Percent (10%) or More		XXX.pdf	QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	XXX	NM	Primary Residence	Refinance	No Cash Out - Borrower Initiated
OBX2022J10473			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	XXX	CO	Primary Residence	Purchase	NA
OBX2022J10474			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	XXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
OBX2022J10475			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	XXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
OBX2022J10476			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	XXX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated
OBX2022J10477			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	XXX	CA	Second Home	Refinance	Cash Out - Other